CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Summary of Available-for-sale Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 2,179	$ 6,479
Cash Collection	(479)
Impairment charges and equity losses	(1,308)	(4,300)
Transfer-out from available-for-sale investments	(392)
Estimated fair value		2,179
Level 3
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	$ 0
Minimum
Schedule of Available-for-sale Securities [Line Items]
Maturity period of bank notes receivable	3 months
Maximum
Schedule of Available-for-sale Securities [Line Items]
Maturity period of bank notes receivable	1 year
Shares of a private company
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 479	479
Cash Collection	(479)
Estimated fair value		479
Convertible bonds of private company
Schedule of Available-for-sale Securities [Line Items]
Cost	800	800
Impairment charges and equity losses	(408)
Transfer-out from available-for-sale investments	(392)
Estimated fair value		800
Preferred convertible shares of private company
Schedule of Available-for-sale Securities [Line Items]
Cost	900	5,200
Impairment charges and equity losses	$ (900)	(4,300)
Estimated fair value		$ 900